Major Customers (Details Narrative) - Sales [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Concentration percentage				56.00%
Third Customer [Member]
Concentration percentage	41.00%			12.00%
Fourth Customer [Member]
Concentration percentage		59.00%		12.00%
One Customer [Member]
Concentration percentage			11.00%
First Customer [Member]
Concentration percentage				16.00%
Second Customer [Member]
Concentration percentage				15.00%